Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 289,783	$ 273,453	$ 330,910	$ 389,627	$ 273,453	$ 389,627	$ 389,627	$ 384,877	$ 353,528
Net unrealized gains (losses)	(5,529)	17,265	(46,639)	(64,311)	11,736	(110,950)	(145,930)	(15,933)	22,603
Less: net realized (gains) losses reclassified to earnings	3,161	(1,579)	(85)	(141)	1,582	(226)	491	3	(1,536)
Net change in pension plan benefits	0	0	0	0	0	0	(1,011)	305	87
Ending balance	290,072	289,783	291,138	330,910	290,072	291,138	273,453	389,627	384,877
Gains and Losses on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,255)	(1,589)	(562)	0	(1,589)	0	0	0	0
Net unrealized gains (losses)	(275)	47	(362)	(503)	(228)	(865)	(1,721)	0	0
Less: net realized (gains) losses reclassified to earnings	334	287	(85)	(59)	621	(144)	132	0	0
Net change in pension plan benefits	0	0	0	0	0	0	0	0	0
Ending balance	(1,196)	(1,255)	(1,009)	(562)	(1,196)	(1,009)	(1,589)	0	0
Unrealized Gains and Losses on Available-for-Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(115,523)	(130,875)	(50,915)	12,975	(130,875)	12,975	12,975	28,905	7,838
Net unrealized gains (losses)	(5,254)	17,218	(46,277)	(63,808)	11,964	(110,085)	(144,209)	(15,933)	22,603
Less: net realized (gains) losses reclassified to earnings	2,827	(1,866)	0	(82)	961	(82)	359	3	(1,536)
Net change in pension plan benefits	0	0	0	0	0	0	0	0
Ending balance	(117,950)	(115,523)	(97,192)	(50,915)	(117,950)	(97,192)	(130,875)	12,975	28,905
Defined Benefit Pension Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(7,031)	(7,031)	(6,020)	(6,020)	(7,031)	(6,020)	(6,020)	(6,325)	(6,412)
Net unrealized gains (losses)	0	0	0	0	0	0	0	0	0
Less: net realized (gains) losses reclassified to earnings	0	0	0	0	0	0	0	0	0
Net change in pension plan benefits	0	0	0	0	0	0	(1,011)	305	87
Ending balance	(7,031)	(7,031)	(6,020)	(6,020)	(7,031)	(6,020)	(7,031)	(6,020)	(6,325)
Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(123,809)	(139,495)	(57,497)	6,955	(139,495)	6,955	6,955	22,580	1,426
Ending balance	$ (126,177)	$ (123,809)	$ (104,221)	$ (57,497)	$ (126,177)	$ (104,221)	$ (139,495)	$ 6,955	$ 22,580